Commitments and Contingencies - Narrative Part 2 (Details) - USD ($)				3 Months Ended	12 Months Ended		156 Months Ended	159 Months Ended
	Sep. 27, 2019	Oct. 06, 2017	Sep. 23, 2016	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2021	Oct. 01, 2018
Dish Network
Loss contingencies
Total investment				$ 22,000,000,000			$ 22,000,000,000
Payment to acquire certain wireless licenses and related assets					$ 11,000,000,000	$ 11,000,000,000	$ 11,000,000,000	$ 12,000,000,000
Turner Network Sales
Loss contingencies
Claim amount		$ 159,000,000
Interest on loss contingency		24,000,000
Loss contingency	$ 206,000,000
License fee payments	20,000,000
Aggregate amount to the federal and state plaintiffs		159,000,000
Turner Network Sales Litigation [Member]
Loss contingencies
Interest on loss contingency									$ 24,000,000
Incremental loss contingency				206,000,000				$ 206,000,000
Turner Network Sales Litigation [Member] | Turner Network Sales
Loss contingencies
Claim amount		159,000,000
License fee payments	$ 20,000,000
Aggregate amount to the federal and state plaintiffs		$ 159,000,000
Realtime Adaptive Streaming [Member]
Loss contingencies
Claim amount				42,000,000
Aggregate amount to the federal and state plaintiffs				42,000,000
AWS 3 Auction | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Bidding Credit			$ 3,300,000,000
Loss Contingency Recovery Amount			10,000,000,000
AWS 3 Auction | Maximum | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Claim amount			11,000
Aggregate amount to the federal and state plaintiffs			11,000
AWS 3 Auction | Minimum | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Claim amount			5,500
Aggregate amount to the federal and state plaintiffs			$ 5,500
Prepaid Business Sale [Member]
Loss contingencies
Total investment					1,400,000,000
Payment to acquire certain wireless licenses and related assets				$ 3,590,000,000	$ 3,590,000,000